Changes in Significant Accounting Policies - Reconciliation Of Operating Lease Commitments (Detail) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Changes In Sigificant Accounting Policies [abstract]
Operating lease commitments at 31 December 2018 as disclosed under IAS 17		$ 657.4
Discounting	$ (91.0)
Non-lease elements	(356.8)
Lease liability recognised at 1 January 2019	$ 209.6